Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	SGOCO Group, Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) to amend its Annual Report for the fiscal year ended December 31, 2015, as originally filed with the Securities and Exchange Commission on May 16, 2016 (the “2015 Form 20-F”) for the following purposes: (i) replace the Report of the Company’s Independent Registered Public Accounting Firm in the consolidated financial statements (the “Accountant’s Report”), as included in Item 18 and on page 75 of the 2015 Form 20-F, with the Report of the new Independent Registered Public Accounting Firm of the Company, appointed by the Company’s Audit Committee of the Board of Directors on September 19, 2016; (ii) disclose the investors paid the balance of $6,650,000 on August 11, 2016 and the Company issued 1,900,000 shares on September 19, 2016 under section B. Liquidity and Capital Resources of Item 5 on page 46 of the 2015 Form 20-F; (iii) as a result of (ii) and the Report of our new Independent Registered Public Accounting Firm, delete the paragraph of “our auditors having expressed substantial doubt about our ability to continue as a going concern” in Risk Factor section of Item 3, on page 9 of the 2015 Form 20-F; (iv) disclose the same information as (ii) and delete the going concern related paragraph in Note 2 to consolidated financial statement in Item 18 on page 83 of the 2015 Form 20-F; and (v) include the updated subsequent events as of the date of this Amendment No. 1 in Note 22 to the consolidated financial statements in Item 18 on page 99 of the 2015 Form 20-F. Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the 2015 Form 20-F. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the 2015 Form 20-F or reflect any events that have occurred after the 2015 Form 20-F was filed on May 16, 2016. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements contained in the original filing are true and complete as of any date subsequent to May 16, 2016. Accordingly, this Amendment No. 1 should be read in conjunction with the 2015 Form 20-F and the documents filed with or furnished to the Securities and Exchange Commission by the Company subsequent to May 16, 2016, including any amendments to such documents. Because this Form 20-F/A sets forth the original Form 20-F in its entirety, it includes both items that have been changed as a result of the amended disclosures and items that are unchanged from the original Form 20-F. Other than the revision of the disclosures as discussed above, this Form 20-F/A speaks as of the original filing date of the original Form 20-F and has not been updated to reflect other events occurring subsequent to the original filing date. This includes forward-looking statements and all other sections of this Form 20-F/A that were not directly impacted by this amendment, which should be read in their historical context.
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	SGOCO Group, Ltd.
Entity Central Index Key	0001412095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,471,215